Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
OPERATING ACTIVITIES
Net income	$ 15,996,000	$ 12,026,000	$ 11,539,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	2,877,000	2,462,000	2,420,000
Amortization of intangible assets	14,202,000	11,996,000	11,471,000
Write-off of redundant assets (Note 8)			417,000
Amortization of unearned compensation		11,000	8,000
Stock-based compensation expense	1,278,000	1,213,000	1,076,000
Gain on sale of investment in affiliate (Note 7)			(20,000)
Loss from investment in affiliate (Note 7)			19,000
Deferred tax expense	(853,000)	1,926,000	(3,883,000)
Deferred tax charge	196,000	196,000	196,000
Accounts receivable
Trade	(1,697,000)	(460,000)	2,748,000
Other	(183,000)	(822,000)	106,000
Prepaid expenses and other	(379,000)	(619,000)	51,000
Inventory	(343,000)	75,000
Accounts payable	873,000	(1,065,000)	(275,000)
Accrued liabilities	(736,000)	(1,682,000)	(3,088,000)
Income taxes payable	451,000	99,000	(1,733,000)
Deferred revenue	(1,342,000)	(1,430,000)	(1,163,000)
Cash provided by operating activities	30,340,000	23,926,000	19,889,000
INVESTING ACTIVITIES
Maturities of short-term investments			5,071,000
Additions to capital assets	(3,496,000)	(4,734,000)	(1,656,000)
Proceeds from the sale of investment in affiliate (Note 7)			487,000
Settlement of acquisition earn-out (Note 9)	(590,000)
Acquisition of subsidiaries, net of cash acquired and bank indebtedness assumed	(54,155,000)	(21,281,000)	(44,989,000)
Cash used in investing activities	(58,241,000)	(26,015,000)	(41,087,000)
FINANCING ACTIVITIES
Issuance of common shares for cash	704,000	1,775,000	1,133,000
Settlement of stock options (Note 15)	(1,525,000)
Repayment of other liabilities	(77,000)	(4,342,000)	(358,000)
Cash (used in) provided by financing activities	(898,000)	(2,567,000)	775,000
Effect of foreign exchange rate changes on cash and cash equivalents	890,000	559,000	513,000
Decrease in cash and cash equivalents	(27,909,000)	(4,097,000)	(19,910,000)
Cash and cash equivalents, beginning of year	65,547,000	69,644,000	89,554,000
Cash and cash equivalents, end of year	37,638,000	65,547,000	69,644,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	46,000	9,000	21,000
Cash paid during the year for income taxes	$ 1,149,000	$ 727,000	$ 1,319,000